Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Common stock to be issued	Additional paid-in capital	Accumulated deficits	Statutory Reserve	Accumulated other comprehensive (loss) income	Noncontrolling interests	Preferred Stock	Total
Balance at Dec. 31, 2018	$ 3,770	$ 140,379	$ 65,515,431	$ (40,099,942)	$ 2,352,592	$ 2,695,362	$ (539,802)		$ 30,067,790
Balance (in Shares) at Dec. 31, 2018	3,770,139	140,378,844
Common stock issued for cash	$ 64		905,036						905,100
Common stock issued for cash (in Shares)	63,800
Common stock issued for services to consultants and service providers	$ 35		399,901						399,936
Common stock issued for services to consultants and service providers (in Shares)	34,987
Common stock surrendered for services from consultants and service providers	$ (11)		(947,937)						(947,948)
Common stock surrendered for services from consultants and service providers (in Shares)	(11,250)
Common stock issued upon conversion of debt	$ 5		49,995						50,000
Common stock issued upon conversion of debt (in Shares)	5,333
Common stock issued for donation	$ 2		259,596						259,598
Common stock issued for donation (in Shares)	1,709
Common stock issued for acquisition of ECoin’s Redemption Codes	$ 55		749,945						750,000
Common stock issued for acquisition of ECoin’s Redemption Codes (in Shares)	55,147
Gain from bargain purchase of ECRent			(7,199,900)	7,931,951					732,051
Common stock issued for acquisition of G-Coin	$ 69		897,367						897,436
Common stock issued for acquisition of G-Coin (in Shares)	68,507
De-consolidation of VIEs			144,419	(7,045,599)	(2,352,592)	(2,675,067)			(11,928,839)
Net loss for the year				(27,087,097)			(420,532)		(27,507,629)
Foreign currency translation adjustment						22,302	132		22,434
Balance at Dec. 31, 2019	$ 3,989	$ 140,379	60,773,853	(66,300,687)		42,597	(960,202)		(6,300,071)
Balance (in Shares) at Dec. 31, 2019	3,988,372	140,378,844
Common stock issued for acquisition of Peak Equity Group	$ 7,018,942	$ (7,018,942)
Common stock issued for acquisition of Peak Equity Group (in Shares)	7,018,942,195	(7,018,942,195)
Common stock issued acquisition of non-wholly owned subsidiary			1,007,382				(33,345)	$ 2,658	976,695
Common stock issued acquisition of non-wholly owned subsidiary (in Shares)								2,658,000
Common stock issued for services from consultants and service providers	$ 800		476,676					$ 532	478,008
Common stock issued for services from consultants and service providers (in Shares)	800,000							531,600
Common stock issued upon conversion of debt	$ 503		99,497						100,000
Common stock issued upon conversion of debt (in Shares)	502,955
NCI from disposal of subsidiary							67,712		67,712
Net loss for the year				(4,561,011)			(49,902)		(4,610,913)
Foreign currency translation adjustment						(35,457)	1,516		(33,941)
Balance at Jun. 30, 2020	$ 7,219,663		55,283,416	(70,861,698)		7,140	(974,221)	$ 3,190	(9,322,510)
Balance (in Shares) at Jun. 30, 2020	7,219,663,742							3,189,600
Balance at Dec. 31, 2019	$ 3,989	$ 140,379	60,773,853	(66,300,687)		42,597	(960,202)		(6,300,071)
Balance (in Shares) at Dec. 31, 2019	3,988,372	140,378,844
Common stock issued for acquisition of Peak Equity Group	$ 140,379	$ (140,379)
Common stock issued for acquisition of Peak Equity Group (in Shares)	140,378,844	(140,378,844)
Common stock issued for services from consultants and service providers	$ 16		477,460					$ 532	478,008
Common stock issued for services from consultants and service providers (in Shares)	16,000							531,600
Common stock issued upon conversion of debt	$ 28,170		449,650						477,820
Common stock issued upon conversion of debt (in Shares)	28,170,787
NCI from disposal of subsidiary							67,712		67,712
Acquisition of NCI							82,562		82,562
Fractional shares from reverse split	$ 329		(329)
Fractional shares from reverse split (in Shares)	329,472
Net loss for the year				(6,719,447)			(69,198)		(6,788,645)
Foreign currency translation adjustment						(55,843)	1,541		(54,302)
Balance at Dec. 31, 2020	$ 172,883		61,700,634	(73,020,134)		(13,246)	(877,585)	$ 532	(12,036,916)
Balance (in Shares) at Dec. 31, 2020	172,883,475							531,600
Balance at Mar. 31, 2020	$ 199,418	$ 7,018,942	53,699,861	(68,575,758)		32,895	(960,202)		(6,300,071)
Balance (in Shares) at Mar. 31, 2020	199,418,592	7,018,942,195
Common stock issued for acquisition of Peak Equity Group	$ 7,018,942	$ (7,018,942)
Common stock issued for acquisition of Peak Equity Group (in Shares)	7,018,942,195	(7,018,942,195)
Common stock issued acquisition of non-wholly owned subsidiary			1,007,382				(33,345)	$ 2,658	976,695
Common stock issued acquisition of non-wholly owned subsidiary (in Shares)								2,658,000
Common stock issued for services from consultants and service providers	$ 800		476,676					$ 532	478,008
Common stock issued for services from consultants and service providers (in Shares)	800,000							531,600
Common stock issued upon conversion of debt	$ 503		99,497						100,000
Common stock issued upon conversion of debt (in Shares)	502,955
Net loss for the year				(2,285,940)			352,682		(1,953,258)
Foreign currency translation adjustment						(25,855)	122		(25,633)
Balance at Jun. 30, 2020	$ 7,219,663		55,283,416	(70,861,698)		7,140	(974,221)	$ 3,190	(9,322,510)
Balance (in Shares) at Jun. 30, 2020	7,219,663,742							3,189,600
Balance at Dec. 31, 2020	$ 172,883		61,700,634	(73,020,134)		(13,246)	(877,585)	$ 532	(12,036,916)
Balance (in Shares) at Dec. 31, 2020	172,883,475							531,600
Issuance of shares for director’s remuneration	$ 8,333		491,667						500,000
Issuance of shares for director’s remuneration (in Shares)	8,333,335
Common stock issued for services from consultants and service providers	$ 26,873		1,024,537						1,051,410
Common stock issued for services from consultants and service providers (in Shares)	26,872,638
Common stock issued for business marketing services	$ 13,935		585,285						599,220
Common stock issued for business marketing services (in Shares)	13,935,337
Cancellation of common stock	$ (1)		1
Cancellation of common stock (in Shares)	(1,500)
Common stock issued upon conversion of debt	$ 16,401		187,766						204,167
Common stock issued upon conversion of debt (in Shares)	16,400,691
Fractional shares from reverse split
Fractional shares from reverse split (in Shares)	800
Net loss for the year				(1,541,803)			(4,548)		(1,546,351)
Foreign currency translation adjustment						38,462			38,462
Balance at Jun. 30, 2021	$ 238,424		63,989,890	(74,561,937)		25,216	(882,133)	$ 532	(11,190,008)
Balance (in Shares) at Jun. 30, 2021	238,424,776							531,600
Balance at Mar. 31, 2021	$ 193,669		62,284,015	(73,249,036)		9,973	(879,909)	$ 532	(11,640,756)
Balance (in Shares) at Mar. 31, 2021	193,670,023							531,600
Common stock issued for services from consultants and service providers	$ 26,873		1,024,537						1,051,410
Common stock issued for services from consultants and service providers (in Shares)	26,872,638
Common stock issued for business marketing services	$ 13,935		585,285						599,220
Common stock issued for business marketing services (in Shares)	13,935,337
Cancellation of common stock	$ (1)		1
Cancellation of common stock (in Shares)	(1,500)
Common stock issued upon conversion of debt	$ 3,948		96,052						100,000
Common stock issued upon conversion of debt (in Shares)	3,948,278
Net loss for the year				(1,312,901)			(2,224)		(1,315,125)
Foreign currency translation adjustment						15,243			15,243
Balance at Jun. 30, 2021	$ 238,424		$ 63,989,890	$ (74,561,937)		$ 25,216	$ (882,133)	$ 532	$ (11,190,008)
Balance (in Shares) at Jun. 30, 2021	238,424,776							531,600